LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease, Cost
The following table presents lease related costs:

	Year Ended December 31,
	2021	2020	2019
Finance leases
Amortization of right-of-use assets	$380	$—	$—
Interest on lease liabilities	27	—	—
Finance lease expense	407	—	—
Operating lease expense	5,682	$4,587	$5,846
Short-term lease expense	587	315	3,088
Variable lease expense	1,590	1,379	3,263
Sublease income	—	—	(1,032)
Total lease expense	8,266	$6,281	$11,165

Supplemental Information Related to Leases
The following table presents information related to our operating leases:

	December 31,
	2021	2020
Right-of-use assets, net	$71,547	$60,561
Lease liabilities	$70,404	$60,903

Weighted average remaining lease term	34.8 years	40.7 years
Weighted average incremental borrowing rate	5.7%	6.2%

Cash paid for amounts included in the measurement of operating lease liabilities	$5,602	$4,591

Lessee, Operating Lease, Liability, Maturity
The following table presents future minimum lease payments under non-cancellable operating leases as of December 31, 2021:

2022	$9,055
2023	7,178
2024	6,176
2025	5,854
2026	5,256
Thereafter	142,878
Total undiscounted lease payments	176,397
Less: Imputed interest	105,993
Total lease liabilities	$70,404